Intangible Assets (Schedule Of Changes To Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Abstract]
Net carrying value at beginning of period	$ 58,637	$ 31,399
Fair value of intangibles acquired in acquisitions		42,975
Purchases of intangible lease premiums		9,006
Discontinued operations	(12,412)
Amortization	(15,375)	(22,070)
Impairment (Note 22)	(1,173)	(2,673)	(196)
Net carrying value at end of period	$ 29,677	$ 58,637	$ 31,399